Consolidated Statement of Financial Position (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statement of Financial Position
Notes and accounts receivable - trade, allowances	$ 290	$ 367
Short-term financing receivables, allowances	337	490
Other accounts receivable, allowances	48	51
Long-term financing receivables, allowances	$ 101	$ 118
Common stock, par value (in dollars per share)	$ 0.20	$ 0.20
Common stock, Shares authorized (in shares)	4,687,500,000	4,687,500,000
Common stock, Shares issued (in shares)	2,225,116,815	2,221,223,449
Treasury stock, shares (in shares)	1,279,249,412	1,255,494,724